Investments (Details) - USD ($)				12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Details
Proceeds from sale of debt securities				$ 8,389	$ 0	$ 0
Fair value of debt security in unrealized loss position	$ 8,210			8,210
Gross unrealized losses	546	$ 4	$ 0
Embedded Derivatives, Assets	122,043	45,503		122,043	45,503
Embedded Derivatives, Liabilities	122,043	45,503		122,043	45,503
Embedded Derivatives, Increase (Decrease) in fair value				3,591	9,581	$ 592
Securities on deposit with regulatory jurisdictions	$ 1,732	$ 1,854		$ 1,732	$ 1,854